9. LONG-TERM PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total long-term payables	$ 1,351
Less: Unrealized interest expense	(112)
Net long-term payables	1,351
Long-term payables, current	(644)
Long-term payables, non-current	$ 707